FORM N-CSRS

INVESTMENT COMPANY ACT FILE NUMBER(S): 811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:

PRINCIPLED EQUITY MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:

20 WILLIAM STREET
WELLESLEY, MA 02481

NAME AND ADDRESS OF AGENT FOR SERVICE:

CHRISTOPHER WILLIAMS
5072 ANNUNCIATION CIRCLE
AVE MARIA, FL 34142

REGISTRANT'S TELEPHONE NUMBER: (239) 304-1679

DATE OF FISCAL YEAR END:	DECEMBER 31, 2014
DATE OF REPORTING PERIOD:	JUNE 30, 2014

ITEM 1.	REPORT TO SHAREHOLDERS

A copy of the Registrant's Semi Annual Report that was transmitted to shareholders can be found below.

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PRINCIPLED EQUITY MARKET FUND

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INVESTMENT ADVISER
F.L. Putnam Investment Management Company
20 William Street
Wellesley, Massachusetts 02481

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SEMI ANNUAL REPORT
JUNE 30, 2014
(UNAUDITED)

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The investment objective of the Fund is long-term capital appreciation. The Fund invests principally in equity securities that the Fund’s management believes will contribute to the achievement of the Fund’s objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. For the information of investors, the Fund will compare its investment results to those of the Standard & Poor’s Corporation 500 Stock Index and other major market indices which the Fund considers appropriate as a benchmark for its returns.

Comparison of the Change in Value of a $10,000 Investment in the Principled Equity
Market Fund and the Standard & Poor’s 500 Index

GRAPHIC PLOT POINTS

DATE	TRUST VALUE	S&P 500 VALUE
JUNE 30, 2004	$10,000.00	$10,000.00
JUNE 30, 2005	$10,475.68	$10,632.35
JUNE 30, 2006	$11,046.73	$11,549.89
JUNE 30, 2007	$13,118.89	$13,927.85
JUNE 30, 2008	$11,282.30	$12,100.51
JUNE 30, 2009	$8,307.12	$8,928.48
JUNE 30, 2010	$9,660.56	$10,216.82
JUNE 30, 2011	$12,410.55	$13,352.53
JUNE 30, 2012	$12,863.01	$14,079.98
JUNE 30, 2013	$15,642.09	$16,980.04
JUNE 30, 2014	$19,576.38	$21,158.68

The results shown above should not be considered predictive of future returns.

	Average Annual Total Return
	Six Months*	1 Year	3 Year	5 Year	10 Year
Principled Equity Market Fund	6.84%	25.15%	16.41%	18.70%	6.95%
Standard & Poor’s 500 Index	7.14%	24.61%	16.58%	18.83%	7.78%

* Not annualized for the period from December 31, 2013 to June 30, 2014.

The Standard & Poor’s 500 Index returns shown above assume reinvestment of dividends but, unlike the Fund’s returns, do not reflect any fees or expenses.  If fees and expenses such as those incurred by the Fund were applied against the index returns, the returns shown for the index would have been lower.  It is important to remember that one cannot invest directly in an unmanaged index.

The chart and graph shown above do not reflect the deduction of taxes a shareholder might pay on distributions or redemptions.

PRINCIPLED EQUITY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2014
(Unaudited)

Assets:
Investments in securities, at fair value (cost $17,447,254; see Schedule of Investments, Notes 1, 2, 3, & 7)	$37,281,846
Cash	95,283
Dividends and interest receivable	33,396
Prepaid Expenses	11,216
Total assets	37,421,741

Liabilities:
Accrued expenses and other liabilities (Notes 4, 5 & 6)	70,559
Total liabilities	70,559

Net assets	$37,351,182

Analysis of Net Assets:
Capital stock (2,750,000 shares authorized at no par value, amount paid in on 1,661,038 shares outstanding) (Note 1)	16,823,014
Accumulated undistributed net investment income (Note 1 & 10)	195,880
Accumulated realized gain from security transactions (Note 1 & 10)	497,696
Net unrealized appreciation in value of investments	19,834,592
Net assets (equivalent to $22.49 per share, based on 1,661,038 shares outstanding)	$37,351,182
The accompanying notes are an integral part of these financial statements.

PRINCIPLED EQUITY MARKET FUND

STATEMENT OF OPERATIONS
JUNE 30, 2014
(Unaudited)

Investment Income:
Dividends (Note 1)	$360,632
Other income	617
Total income	361,249

Expenses:
Management fees, net (Note 4 & 6)	43,194
Legal fees	23,080
Administration fees (Note 5)	17,467
Insurance expenses	14,854
Transfer fees (Note 5)	14,799
Audit and accounting fees (Note 5)	11,187
Trustees' fees and expenses	10,775
Custodian fees	10,562
Compliance expenses (Note 6)	9,667
Marketing expenses	2,950
Other expenses	7,325

Total expenses	165,860

Net investment income	195,389
Realized and unrealized gain from investments:
Net realized gain from investments	442,185
Increase in net unrealized appreciation on investments	1,744,593
Net realized and unrealized gain from investments	2,186,778

Net increase in net assets resulting from operations	$2,382,167

The accompanying notes are an integral part of these financial statements.

PRINCIPLED EQUITY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

			Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Increase in net assets from operations:
Net investment income			$195,389	$379,996
Net realized gain from investments			442,185	2,984,530
Net unrealized appreciation on investments			1,744,593	6,861,070
Net increase in net assets resulting from operations			2,382,167	10,225,596
Distributions to shareholders:
From net investment income ($0.25 per share in 2013)			--	(399,207)
From net realized gain on investments ($1.79 per share in 2013)			--	(2,858,324)
Total distributions to shareholders			--	(3,257,531)

Increase (decrease) in net assets from capital share transactions:
	Number of Shares
	2014	2013
Proceeds from sale of shares	--	--	--	--
Shares issued to share-holders in distributions reinvested	--	83,183	--	1,742,692

Cost of shares redeemed	(18,975)	(244,380)	(387,684)	(5,115,036)
Net decrease in net assets resulting from capital share transactions	(18,975)	(161,197)	(387,684)	(3,372,344)

Net increase in net assets			1,994,483	3,595,721
Net assets:
Beginning of period			35,356,699	31,760,978
End of period (including undistributed net investment income of $195,880 and $29,256, respectively)			$37,351,182	$35,356,699
The accompanying notes are an integral part of these financial statements.

PRINCIPLED EQUITY MARKET FUND

FINANCIAL HIGHLIGHTS
(for a share of capital stock outstanding throughout each period)

	Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010

Investment income	$0.19	$0.50	$0.40	$0.30	$0.29
Expenses, net	0.09	0.24	0.19	0.19	0.15
Net investment income	0.10	0.26	0.21	0.11	0.14
Net realized and unrealized gain (loss) on investments	1.34	5.58	2.15	(0.07)	2.01
Total from investment operations	1.44	5.84	2.36	0.04	2.15

Distributions to shareholders:
From net investment income	--	0.25	0.21	0.12	0.14
From net realized gain on investments	--	1.79	0.28	--	--
Net increase (decrease) in net asset value	1.44	3.80	1.87	(0.08)	2.01

Net asset value:
Beginning of period	21.05	17.25	15.38	15.46	13.45
End of period	$22.49	$21.05	$17.25	$15.38	$15.46

Total Return	6.84%	33.91%	15.37%	0.27%	15.98%
Net assets, end of period	$37,351,182	$35,356,699	$31,760,978	$29,434,920	$29,859,876
Ratio of expenses to average net assets	0.94%	0.97%	1.08%	1.20%	1.02%
Ratio of net investment income to average net assets	1.10%	1.05%	1.23%	0.74%	0.98%
Portfolio turnover	0.03	0.04	0.03	0.08	0.02
Average commission rate paid	0.0122	0.0118	0.0120	0.0090	0.0109
Number of shares outstanding at end of period	1,661,038	1,680,012	1,841,209	1,913,633	1,931,759

The accompanying notes are an integral part of these financial statements.

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2014
(Unaudited)
(Showing Percentage of Net Assets)

Quantity		Value (Note 1)
COMMON STOCK – 99.81%
CONSUMER DISCRETIONARY -- 12.78%
	Auto Components Industry - 0.29%
2,200	Johnson Controls Incorporated	$109,846

	Automobiles Industry - 0.82%
10,100	Ford Motor Company	174,124
1,289	General Motors Corporation	46,791
1,244	Harley-Davidson Incorporated	86,893
		307,808

	Distributors Industry - 0.62%
2,633	Genuine Parts Company	231,177

	Household Durables Industry - 0.47%
1,200	D.R. Horton Incorporated*	29,496
982	Newell Rubbermaid Incorporated	30,432
1,300	Stanley Black Decker Incorporated	114,166
		174,094

	Hotels Restaurants & Leisure Industry - 2.06%
700	Darden Restaurants Incorporated	32,389
4,200	McDonalds Corporation	423,108
2,800	Starbucks Corporation	216,664
1,200	Yum! Brand Incorporated	97,440
		769,601

* Non income producing security

The accompanying notes are an integral part of these financial statements.

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2014
(Unaudited)
(Continued)

Quantity		Value (Note 1)
	Internet & Catalog Retail Industry -- 0.64%
101	NetFlix Incorporated	44,501
163	Priceline.com Incorporated*	196,089
		240,590

	Media Industry - 3.42%
9,050	Comcast Corporation Class A	485,804
2,800	DirecTV Group Incorporated*	238,028
853	Gannett Incorporated	26,707
1,765	Mcgraw Hill Financial Incorporated	146,548
2,400	Omnicom Group	170,928
1,414	Time Warner Cable Class A	208,282
		1,276,297

	Multiline Retail Industry - 0.77%
800	Kohls Corporation	42,144
1,828	Macy's Group Incorporated	106,061
2,400	Target Corporation	139,080
		287,285

	Specialty Retail Industry - 3.12%
2,100	American Eagle Outfitters Incorporated	23,562
954	AutoNation Incorporated*	56,935
975	Best Buy	30,235
100	Foot Locker Incorporated	5,072
5,269	Home Depot Incorporated	426,578
1,300	L Brands Incorporated	76,258
4,560	Lowe's Companies Incorporated	218,834
600	Murphy USA Incorporated*	29,334

* Non income producing security

The accompanying notes are an integral part of these financial statements.

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2014
(Unaudited)
(Continued)

Quantity		Value (Note 1)
	Specialty Retail Industry (Continued)
1,000	Office Depot Incorporated*	5,690
1,950	Staples Incorporated	21,138
3,000	TJX Companies Incorporated	159,450
1,100	Tiffany & Company	110,275
		1,163,361

	Textiles Apparel & Luxury Goods Industry - 0.57%
800	Coach Incorporated	27,352
2,400	Nike Incorporated	186,120
		213,472

	CONSUMER DISCRETIONARY TOTAL	4,773,531

CONSUMER STAPLES -- 9.55%
	Beverages Industry - 3.04%
14,000	Coca Cola Company	593,040
2,000	Coca Cola Enterprises	95,560
5,000	Pepsico Incorporated	446,700
		1,135,300

	Food & Staples Retailing Industry - 3.05%
4,736	CVS Caremark Corporation	356,952
1,700	Costco Wholesale Corporation	195,772
1,800	Safeway Incorporated	61,812
6,000	Sysco Corporation	224,700

* Non income producing security

The accompanying notes are an integral part of these financial statements.

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2014
(Unaudited)
(Continued)
Quantity		Value (Note 1)
	Food & Staples Retailing Industry (Continued)
3,443	Walgreen Company	255,230
1,200	Whole Foods Market Incorporated	46,356
		1,140,822

	Food Products Industry - 1.54%
1,100	Campbell Soup Company	50,391
5,511	General Mills Incorporated	289,548
2,700	Kellogg Company	177,390
192	Keurig Green Mountain Incorporated*	23,925
941	Mondelez International Incorporated	35,391
		576,645

	Household Products Industry - 1.79%
8,500	Procter & Gamble Company	668,015

	Personal Products Industry - 0.13%
3,300	Avon Products Incorporated	48,213

	CONSUMER STAPLES TOTAL	3,568,995

ENERGY -- 11.03%
	Energy Equipment & Services Industry - 2.33%
248	Baker Hughes Incorporated	18,464
1,598	Cameron International Corporation*	108,201
1,800	ERA Group Incorporated	51,624

* Non income producing security

The accompanying notes are an integral part of these financial statements.

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2014
(Unaudited)
(Continued)
Quantity		Value (Note 1)
	Energy Equipment & Services Industry (Continued)
1,500	Ensco PLC Class A	83,355
700	FMC Technologies Incorporated*	42,749
3,119	Halliburton Company	221,480
2,800	Nabors Industries Limited	82,236
1,808	National Oilwell Varco Incorporated	148,889
900	Noble Corporation PLC	30,204
498	Rowan Companies Incorporated*	15,901
795	Seacor Holdings Incorporated*	65,388
		868,491

	Oil Gas & Consumable Fuels Industry - 8.70%
1,857	Anadarko Petroleum Corporation	203,286
2,144	Apache Corporation	215,729
1,300	Cabot Oil & Gas Corporation	44,382
3,400	Chesapeake Energy	105,672
425	Cimarex Energy Company	60,971
2,201	Devon Energy Corporation	174,759
2,176	EOG Resources	254,287
600	EQT Corporation	64,140
2,100	Hess Corporation	207,669
700	Hollyfrontier Corporation	30,583
4,107	Kinder Morgan	148,920
6,000	Marathon Oil Company	239,520
2,170	Marathon Petroleum Corporation	169,412
2,400	Murphy Oil Corporation	159,552
900	Newfield Exploration Company*	39,780
2,600	Noble Energy Incorporated	201,396

* Non income producing security

The accompanying notes are an integral part of these financial statements.

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2014
(Unaudited)
(Continued)
Quantity		Value (Note 1)
	Oil Gas & Consumable Fuels Industry (Continued)
1,310	Occidental Petroleum	134,445
2,000	Peabody Energy Corporation	32,700
463	Pioneer Natural	106,402
763	Range Resources Corporation	66,343
2,074	Southwestern Energy Company*	94,346
6,300	Spectra Energy	267,624
3,900	Williams Companies Incorporated	227,019
		3,248,937

	ENERGY TOTAL	4,117,428

FINANCIALS -- 14.58%
	Capital Markets Industry - 3.86%
856	Ameriprise Financial Incorporated	102,720
6,430	Bank of New York Mellon Corporation	240,996
385	Blackrock Incorporated	123,046
5,650	Charles Schwab Corporation	152,155
1,800	Franklin Resources Incorporated	104,112
1,700	Goldman Sachs Group	284,648
900	Janus Capital Group Incorporated	11,232
5,540	Morgan Stanley	179,108
1,100	Northern Trust Corporation	70,631
87	Piper Jaffray Companies*	4,504
1,500	State Street Corporation	100,890
800	T Rowe Price Group Incorporated	67,528
		1,441,570

* Non income producing security

The accompanying notes are an integral part of these financial statements.

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2014
(Unaudited)
(Continued)
Quantity		Value (Note 1)
	Commercial Banks Industry – 2.39%
3,900	BB&T Corporation	153,777
1,100	Comerica Incorporated	55,176
2,485	Fifth Third Bankcorp	53,055
2,640	Keycorp	37,831
1,100	M & T Bank Corporation	136,455
2,200	Suntrust Banks	88,132
8,540	US Bankcorp	369,953
		894,379

	Consumer Finance Industry - 1.19%
2,785	American Express Company	264,213
2,913	Discover Financial Services	180,548
		444,761

	Diversified Financial Services Industry - 0.34%
1,000	CME Group Incorporated	70,950
2,900	Federal Home Loan Mortgage Association*	11,194
5,500	Federal National Mortgage Association*	21,505
272	Moody's Corporation	23,844
		127,493

	Insurance Industry - 5.38%
2,000	AFLAC Incorporated	124,500
1,710	Ace Limited	177,327
2,900	Allstate Corporation	170,288
3,034	American International Group	165,596
1,800	Chubb Corporation	165,906

* Non income producing security

The accompanying notes are an integral part of these financial statements.

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2014
(Unaudited)
(Continued)
Quantity		Value (Note 1)
	Insurance Industry (Continued)
1,061	Cincinnati Financial	50,970
1,000	Erie Indemnity Company Class A	75,260
972	Genworth Financial	16,913
1,400	Hartford Financial Services Group	50,134
950	Lincoln National Corporation	48,868
600	MBIA Incorporated*	6,624
2,400	Marsh and McLennan Companies	124,368
3,100	MetLife Incorporated	172,236
5,400	Progressive Corporation	136,944
1,037	Prudential Financial	92,054
800	Renaissancere Holdings Limited	85,600
3,213	Travelers Companies Incorporated	302,247
1,300	Unum Group	45,188
		2,011,023

	Real Estate Investment Trusts (REITs) Industry - 1.42%
716	Equity Residential	45,108
972	General Growth Properties REIT	22,900
719	HCP Incorporated REIT	29,752
828	Host Hotels & Resorts Incorporated	18,224
1,700	Plum Creek Timber Company	76,670
2,100	ProLogis Incorporated REIT	86,289
1,435	Simon Property Group Incorporated	238,612
717	Washington Prime Group Incorporated	13,437
		530,992

	FINANCIALS TOTAL	5,450,218

* Non income producing security

The accompanying notes are an integral part of these financial statements.

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2014
(Unaudited)
(Continued)
Quantity		Value (Note 1)
HEALTH CARE – 12.57%
	Biotechnology Industry -- 3.50%
3,660	Amgen Incorporated	433,234
1,006	Biogen Idec Incorporated*	317,202
5,539	Gilead Sciences Incorporated*	459,238
349	Regeneron Pharmaceuticals*	98,582
		1,308,256

	Health Care Equipment & Supplies Industry - 1.70%
1,400	Carefusion Corporation*	62,090
1,679	Hill Rom Holdings Incorporated	69,695
7,905	Medtronic Incorporated	504,023
		635,808

	Health Care Providers & Services Industry - 3.29%
3,683	Amerisourcebergen Corporation	267,607
2,800	Cardinal Health Incorporated	191,968
3,590	Express Scripts Holdings Company*	248,895
1,411	McKesson Corporation	262,742
4,400	Quest Diagnostics Incorporated	258,236
		1,229,448

	Pharmaceuticals Industry - 4.08%
12,200	Abbott Laboratories	498,980
12,200	Abbvie Incorporated	688,568
1,989	Allergan Incorporated	336,579
		1,524,127

	HEALTH CARE TOTAL	4,697,639

* Non income producing security

The accompanying notes are an integral part of these financial statements.

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2014
(Unaudited)
(Continued)
Quantity		Value (Note 1)
INDUSTRIAL -- 10.88%
	Air Freight & Logistics Industry - 1.62%
1,599	Fedex Corporation	242,056
3,530	United Parcel Service	362,390
		604,446

	Airlines Industry - 0.46%
887	Delta Air Lines Incorporated	34,345
5,150	Southwest Airlines Company	138,329
		172,674

	Commercial Services & Supplies Industry - 0.59%
224	Deluxe Corporation	13,122
3,029	Pitney Bowes Incorporated	83,661
3,300	Republic Services Group	125,301
		222,084
	Electrical Equipment Industry - 1.10%
245	Eaton Corporation PLC	18,909
4,200	Emerson Electric Company	278,712
904	Rockwell Automation Incorporated	113,145
		410,766

	Industrial Conglomerates Industry - 1.42%
3,700	3M Company	529,988

	Machinery Industry - 2.64%
970	Cummins Incorporated	149,661
2,500	Deere and Company	226,375

* Non income producing security

The accompanying notes are an integral part of these financial statements.

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2014
(Unaudited)
(Continued)
Quantity		Value (Note 1)
	Machinery Industry (Continued)
1,587	Flowserve Corporation	117,993
3,385	Illinois Tool Works Incorporated	296,391
48	Kadant Incorporated	1,846
2,300	Paccar Incorporated	144,509
400	Snap On Incorporated	47,408
		984,183

	Road & Rail Industry - 2.45%
7,200	CSX Corporation	221,832
2,404	Norfolk Southern Corporation	247,684
4,474	Union Pacific Corporation	446,282
		915,798

	Trading Companies & Distributors Industry - 0.60%
452	Now Incorporated	16,367
472	United Rentals*	49,432
617	WW Grainger Incorporated	156,885
		222,684

	INDUSTRIAL TOTAL	4,062,623

INFORMATION TECHNOLOGY - 19.82%
	Communications Equipment Industry - 2.36%
15,177	Cisco Systems Incorporated	377,148
587	JDS Uniphase*	7,320
2,200	Juniper Networks*	53,988

* Non income producing security

The accompanying notes are an integral part of these financial statements.

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2014
(Unaudited)
(Continued)
Quantity		Value (Note 1)
	Communications Equipment Industry (Continued)
1,185	Motorola Solutions Incorporated	78,886
4,577	Qualcomm Incorporated	362,498
		879,840

	Computers & Peripherals Industry - 4.98%
14,434	Apple Incorporated	1,341,352
7,400	EMC Corporation	194,916
5,130	Hewlett Packard Company	172,778
397	Lexmark International	19,119
1,500	Netapp Incorporated*	54,780
600	Qlogic Corporation*	6,054
786	Western Digital	72,548
		1,861,547

	Electronic Equipment Instruments & Components Industry - 0.14%
1,800	Ingram Micro Incorporated*	52,578

	Internet Software & Services Industry - 2.96%
3,400	EBay Incorporated*	170,204
2,314	Facebook Incorporated	155,709
673	Google Incorporated Class A*	387,163
673	Google Incorporated Class C*	393,483
		1,106,559

* Non income producing security

The accompanying notes are an integral part of these financial statements.

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2014
(Unaudited)
(Continued)
Quantity		Value (Note 1)
	IT Services Industry - 3.58%
1,740	Accenture Limited	140,662
3,100	Automatic Data Processing Incorporated	245,768
2,400	Cognizant Tech Solutions Class A*	117,384
1,140	Fidelity National Information Services	62,403
1,200	Fiserv Incorporated	72,384
199	International Business Machines Corporation	36,073
3,000	MasterCard Corporation	220,410
1,500	Paychex Incorporated	62,340
629	Total System Services Incorporated	19,757
1,400	Visa Incorporated Class A	294,994
3,685	Western Union Company	63,898
		1,336,073

	Semiconductors & Semiconductor Equipment Industry - 3.63%
1,800	Altera Corporation	62,568
2,200	Analog Devices Incorporated	118,954
5,900	Applied Materials Incorporated	133,045
1,800	Broadcom Corporation Class A	66,816
14,472	Intel Corporation	447,185
1,000	KLA-Tencor Corporation	72,640
450	Lam Research Corporation*	30,411
2,200	Micron Technology Incorporated*	72,490
2,700	Nvidia Corporation	50,058
4,800	Texas Instruments	229,392
1,500	Xilinx Incorporated	70,965
		1,354,524

* Non income producing security

The accompanying notes are an integral part of these financial statements.

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2014
(Unaudited)
(Continued)
Quantity		Value (Note 1)
	Software Industry - 2.17%
1,600	Adobe Systems Incorporated*	115,776
2,550	CA Incorporated	73,287
400	Citrix Systems Incorporated*	25,020
3,000	Compuware Corporation	29,970
11,649	Oracle Corporation	472,134
4,149	Symantec Corporation*	95,012
		811,199

	INFORMATION TECHNOLOGY TOTAL	7,402,320

MATERIALS - 2.86%
	Chemicals Industry - 1.63%
600	Airgas Incorporated	65,346
400	Ecolab Incorporated	44,536
530	International Flavors and Fragrances	55,268
1,723	Mosaic Company	85,202
2,695	Praxair Incorporated	358,004
		608,356

	Construction Materials Industry - 0.19%
1,100	Vulcan Material Company	70,125

* Non income producing security

The accompanying notes are an integral part of these financial statements.

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2014
(Unaudited)
(Continued)
Quantity		Value (Note 1)
	Containers & Packaging Industry - 0.99%
2,802	Aptargroup Incorporated	187,762
1,800	Bemis Company Incorporated	73,188
1,450	Owens-Illinois Incorporated*	50,228
1,721	Sealed Air Corporation	58,807
		369,985

	Metals & Mining Industry - 0.05%
1,259	Cliffs Natural Resources Incorporated	18,948

	MATERIALS TOTAL	1,067,414

TELECOMMUNICATION SERVICES -- 3.08%
	Diversified Telecommunication Services Industry - 2.69%
15,231	A T & T Corporation	538,568
874	Centurylink Incorporated	31,639
2,256	Frontier Communications Corporation	13,175
8,643	Verizon Communications	422,902
		1,006,284

	Wireless Telecommunication Services Industry - 0.39%
1,600	American Tower Corporation	143,968

	TELECOMMUNICATION SERVICES TOTAL	1,150,252

* Non income producing security

The accompanying notes are an integral part of these financial statements.

PRINCIPLED EQUITY MARKET FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 2014
(Unaudited)
(Continued)
Quantity		Value (Note 1)
UTILITIES -- 2.66%
	Electric Utilities Industry - 0.85%
6,691	Northeast Utilities	316,284

	Gas Utilities Industry - 1.16%
3,014	Atmos Energy Corporation	160,948
3,176	UGI Corporation	160,388
2,572	WGL Holdings	110,853
		432,189

	Multi-Utilities Industry - 0.33%
4,800	CenterPoint Energy Incorporated	122,592

	Water Utilities Industry - 0.32%
2,434	American Water Works Company	120,361

	UTILITIES TOTAL	991,426

	Total common stocks (cost $17,447,254)	37,281,846

CASH & OTHER ASSETS, LESS LIABILITIES – 0.19%		69,336

Total Net Assets		$37,351,182

* Non income producing security

The accompanying notes are an integral part of these financial statements.

 PRINCIPLED EQUITY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2014
(Unaudited)

1.	Significant Accounting Policies:

Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The Trust seeks to provide long-term capital appreciation by investing in equity securities that the Trust’s management believes will contribute to the achievement of the Trust’s objective and that do not possess characteristics (i.e., products, services, geographical areas of operation or other similar nonfinancial aspects) that management believes are unacceptable to substantial constituencies of investors concerned with the ethical and/or social justice characteristics of their investments. In seeking to achieve its investment objective, the Trust purchases “acceptable” securities, identified as such by the Manager, that will, in the Sub-Adviser's opinion, contribute to this goal. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the United States of America’s investment company industry.

A.
Use of Estimates-- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

B.
Investment Securities-- For financial reporting purposes, the Trust’s investment holdings and Net Asset Value (NAV) include trades executed through the end of the last business day of the period.  The NAV per share for processing shareholder transactions is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern, and includes trades executed through the end of the prior business day. All investments in securities are recorded at their estimated fair value, as described in Note 2. Temporary cash investments are stated at cost, which approximates market value.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.  The foreign dividend income is presented on the Statement of Operations net of any foreign tax withholdings, when applicable.

C.
Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code.  The Trust also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

PRINCIPLED EQUITY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2014
(Unaudited)
(Continued)

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for the taxable years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

The Trust recognizes the tax benefit from any uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the tax position.  Any tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. Management has analyzed the Trust’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012) or expected to be taken in the Trust’s 2013 tax returns.

The Trust identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Trust also follows the policy to recognize interest and penalties related to unrecognized tax benefits (if any) in income tax expense.  No such interest and penalties have been accrued as of June 30, 2014.

D.	Capital Stock-- The Trust records the sales and redemptions of its shares on trade date.

E.
Distributions to Shareholders-- Dividends to shareholders from net investment income, if any, and net capital gains, if any, are paid at least annually and as required to comply with Federal excise tax requirements. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.

Shareholders may reinvest net investment income and capital gain distributions in additional shares of the Trust at the net asset value as of ex-dividend date or, at the election of the shareholder, receive distributions in cash.  For tax purposes, distributions from net short-term capital gains are considered to be from ordinary income.

PRINCIPLED EQUITY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2014
(Unaudited)
(Continued)

F.
Recent Accounting Pronouncements-- In January 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities.  Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the Trust, management does not expect the adoption of these ASUs to have any effect on the Trust.  In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013.  ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company.  FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company.  Although still evaluating the potential impacts of ASU 2013-08 to the Trust, management does not expect the adoption of the ASU to have an effect on the Trust.

2.	Securities Valuations:

As described in Note 1, the Trust utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical investments.

Level 2- Other significant observable inputs other than quoted prices included in Level 1 that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Significant unobservable inputs, to the extent relevant observable inputs are not available; representing the Trust’s own assumptions about the assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PRINCIPLED EQUITY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2014
(Unaudited)
(Continued)

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of investments measured at fair value on a recurring basis follows.

Equity securities (common stock). Each day securities traded on national security exchanges (or reported on the NASDAQ national market) are stated at the last reported sales price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price or, if unavailable, the known current bid price which most nearly represents current market value.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Trust's investments measured at fair value  as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,773,531	$--	$--	$4,773,531
Consumer Staples	3,568,995	--	--	3,568,995
Energy	4,117,428	--	--	4,117,428
Financials	5,450,218	--	--	5,450,218
Health Care	4,697,639	--	--	4,697,639
Industrial	4,062,623	--	--	4,062,623
Information Technology	7,402,320	--	--	7,402,320
Materials	1,067,414	--	--	1,067,414
Telecommunication Services	1,150,252	--	--	1,150,252
Utilities	991,426	--	--	991,426

Total Common Stocks	$37,281,846	$--	$--	$37,281,846

There were no transfers between Level 1, Level 2, and Level 3 during the year.

3.	Tax Basis of Investments:

At June 30, 2014 the total cost of investments for federal income tax purposes was different than the total cost on a financial reporting basis due to the tax deferral of losses on wash sales that occurred during 2010, 2012 and 2013. The federal income tax basis of the Trust’s investments at June 30, 2014 was $17,462,115. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $20,386,511.

Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $566,780.
Net unrealized appreciation in investments for tax purposes at June 30, 2014 was $19,819,731.

The Trust has $504, $26 and $14,331 in disallowed losses due to wash sales during 2010, 2012 and 2013, respectively.  These disallowed losses were added to the tax cost basis of the securities that were repurchased.  These losses will be used to offset future gains on these securities.

PRINCIPLED EQUITY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2014
(Unaudited)
(Continued)

4.	Investment Advisory and Sub-Advisory Agreements:

The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company (“F.L. Putnam” or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. (“PanAgora” or the “Sub-Advisor”).

The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust’s activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust’s portfolio.

The Sub-Advisory Agreement provides that PanAgora will be responsible for investment of the Trust’s securities portfolio using the list of securities provided by F.L. Putnam.

The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust’s average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%).  For the six months ended June 30, 2014, the Trust incurred investment advisory fees of $17,278 from F.L. Putnam, and $25,916 from PanAgora.

F.L. Putnam, whose parent provided the necessary capital to establish the Trust, waived its total management fees from the inception of the Trust on December 20, 1996 through March 15, 2002 in order to assist the Trust in commencing operations. On March 15, 2002, the Board of Trustees authorized F.L. Putnam to begin receiving compensation for its services, and F.L. Putnam has received such compensation from that time.

At June 30, 2014, investment advisory fees of $20,148 were due and were included in "Accrued management fees" in the accompanying Statement of Assets and Liabilities. Of this amount $8,059 was due to F.L. Putnam and $12,089 was due to PanAgora.

5.	Independent Registered Public Accountant, Administration and Transfer Agent Services:

Livingston & Haynes, P.C. serves as independent registered public accountant to the Trust. For the six months ended June 30, 2014, the Trust incurred fees of $11,187 for audit and tax preparation.

At June 30, 2014, audit and accounting fees of $10,365 were included in "Accrued other expenses" in the accompanying Statement of Assets and Liabilities.

The Trust has entered into an agreement with Cardinal Investment Services, Incorporated for administrative and fund accounting services. Fees for these services are $35,000 per year. At June 30, 2014, administrative and fund accounting fees of $2,973 were included in “Accrued administration fees” in the accompanying Statement of Assets and Liabilities.

The Trust has entered into an agreement with DST Systems, Incorporated for transfer agent and dividend disbursing agent services. Annual fees for these services are $25,000 with additional amounts for out-of-pocket expenses. At June 30, 2014, transfer fees of $3,617 were included in “Accrued transfer fees” in the accompanying Statement of Assets and Liabilities.

PRINCIPLED EQUITY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2014
(Unaudited)
(Continued)

6.	Related Parties:

David W.C. Putnam, the President, Secretary and a Trustee of the Trust, is also a director and an indirect beneficial owner of the parent of the Trust’s investment adviser. No amounts were paid by the Trust for his services as President, Secretary and Trustee for the six months ended June 30, 2014. During the year ended December 31, 2013, the parent of the Trust’s investment advisor transferred 170 shares of the Trust to relatives of David W.C. Putnam.

Christopher Y. Williams, the Assistant Secretary and the Assistant Treasurer of the Trust, is also the President of Cardinal Investment Services, Incorporated, the Trust’s administrator. No amounts were paid by the Trust for his services as Assistant Secretary and Assistant Treasurer for the six months ended June 30, 2014.

James B. Craver, the Chief Compliance Officer, is also the General Counsel of the Trust. During the six months ended June 30, 2014 he was paid $4,800 for his services as Chief Compliance Officer and $4,795 for legal services he provided to the Trust. At June 30, 2014 no amounts were owed him for his services as Chief Compliance Officer of the Trust and $4,795 was owed to him for his services as General Counsel of the Trust.  These amounts are included in “Accrued other expenses” in the accompanying Statement of Assets and Liabilities.

7.	Purchases and Sales:

Aggregate cost of purchases and the proceeds from sales and maturities on investments for the six months ended June 30, 2014 were:

Cost of securities acquired:
U.S. Government and investments backed by such securities	$--
Other investments	978,803
$978,803
Proceeds from sales and maturities:
U.S. Government and investments backed by such securities	$--
Other investments	1,190,822
$1,190,822

8.	Notice of Delisting:

As previously announced, the Trust received written notice from the Chicago Stock Exchange (“CHX” or “Exchange”) on February 10, 2014 informing the Trust that the Exchange was proposing to delist the Trust's shares because the Trust, despite recent increases in the number of its shareholders, has become so closely held and so thinly traded that the Exchange believed that it was no longer feasible to maintain a reasonable market in the shares of the Trust pursuant to CHX Article 22, Rule 22(b) and its Tier II maintenance standards.

On March 10, 2014, the Trust was notified by the Exchange that the delisting of the Trust’s shares from trading on the Exchange had become effective on that date.  As previously reported, management of the Trust is actively pursuing alternate means of facilitating a market in the Trust’s shares, including trading of the Trust’s shares on the OTC Bulletin Board and periodic tender offers.

PRINCIPLED EQUITY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2014
(Unaudited)
(Continued)

9.	Certain Transactions:

Until the Trust was delisted on the Chicago Stock Exchange, it was the Trust’s intention, as authorized by its Board of Trustees, to repurchase on the Chicago Stock Exchange shares of common stock of the Trust from time to time in such amounts as determined by the Trustees to be in the best interests of the Trust and its shareholders at a price no higher than the current net asset value of such shares. During 2014 and 2013, the Trust’s weighted average discount per share between the cost of repurchase of the shares and the NAV applicable to such shares as of the date of the repurchase was 4.89% and 4.81%, respectively.

10.	Distribution to Shareholders:

On December 3, 2013, a distribution of $2.04 per share was declared.  The distribution was paid on December 27, 2013 to shareholders of record on December 24, 2013.

The tax character of distributions paid during 2013 was as follows:

2013
Distributions paid from:
Ordinary income	$399,207
Long-term capital gain	2,858,324
$3,257,531

During the year ended December 31, 2013 accumulated realized gain from security transactions was decreased by $28,765 and accumulated undistributed net investment income was increased by the same amount due to differences between book and tax accounting which arose from the distribution of net short-term capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Trust.

Supplemental Information

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust's portfolio is available without charge, upon request, by calling collect 239-304-1679, or on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the period ended June 30, 2014 is also available by calling collect 239-304-1679, or on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available, without charge and upon request, by calling collect 239-304-1679, or on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

The Trust has adopted a Dividend Reinvestment Plan (the "Plan") that provides that unless you elect to receive your distributions in cash, they will be automatically reinvested by the Plan Administrator, DST Systems ("DST"), in additional shares of the Trust. If you elect to receive your distributions in cash, you will receive them in cash paid by check mailed directly to you by the Plan Administrator.

The Trust's Plan provides that each shareholder of the Trust must affirmatively elect to participate in the Plan upon becoming a shareholder of the Trust. No action is required on the part of a registered stockholder to have their cash distribution reinvested in shares of the Trust. Unless you or your brokerage firm decides to opt out of the Plan, the number of shares of the Trust that you will receive will be determined as follows:

The number of shares to be issued to a shareholder shall be based on the Net Asset Value per share of the Trust (the "Reinvestment NAV") on the payable date.

You may withdraw from the Plan at any time by giving written notice to the Plan Administrator at DST Systems, 2600 Southwest Blvd., Kansas City, MO 64108, or by calling collect at 816-435-5662 in accordance with such reasonable requirements as the Plan Administrator may agree upon.

The Plan Administrator maintains all common stockholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Shares in your account will be held by the Plan Administrator in non-certificated form. The Plan Administrator will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to us. Any proxy you receive will include all shares you have received under the Plan.

Automatically reinvesting distributions does not avoid a taxable event or the requirement to pay income taxes due upon receiving distributions, even though you have not received any cash with which to pay the resulting tax.

If you hold your shares with a brokerage firm that does not participate in the Plan, you may not be able to participate in the Plan and any distribution reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

There is no direct service charge to participants in the Plan; however, we reserve the right to amend or terminate the Plan, including amending the Plan to include a service charge payable by the participants, if in the judgment of the Board of Trustees the change is warranted. Any amendment to the Plan, except amendments necessary or appropriate to comply with applicable law or the rules and policies of the SEC or any other regulatory authority, require us to provide at least 30 days written notice to each participant. Additional information about the Plan may be obtained from DST at 2600 Southwest Blvd., Kansas City, MO 64108, or by calling collect at 816-435-5662.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE TRUST'S INVESTMENT ADVISORY AGREEMENT

At meetings of the Board of Trustees of the Trust held on August 19, 2013 and February 18, 2014, the Board considered the re-approval for an annual period of the Trust's Investment Advisory Agreement (the "Management Agreement") with the Adviser, F.L. Putnam Investment Management Company, pursuant to which the Adviser provides the Trust with overall investment advisory and administrative services, and the Sub-Advisory Agreement with the Sub-Advisor, PanAgora Asset Management, pursuant to which the Sub-Advisor provides the Trust with investment advisory services.

Analysis of Nature, Extent and Quality of Services Provided to the Trust.

The Board members received a presentation from representatives of the Adviser and the Sub-Advisor regarding services provided to the Trust and discussed the nature, extent and quality of the services provided to the Trust pursuant to its Management Agreement. The Adviser's representatives reviewed the Trust's permitted investments, its screening process to ensure that only permitted investments as described in the Trust's prospectus are held by the Trust, and a comparison of the Trust's investment performance to the S&P 500 Index and other relevant benchmarks. The Board members also considered the Adviser's and the Sub-Advisor's research and portfolio management capabilities and their administrative, accounting and compliance infrastructure. The Board also considered the Adviser's and Sub-Advisor's brokerage policies and practices and the standards applied in seeking best execution, and their code of ethics and compliance policies and practices.

Comparative Analysis of the Trust's Performance and Investment Advisory Fee and Expense Ratio.

The Board members reviewed the Trust's performance and comparisons to the S&P 500 Index and to certain other funds which have similar exclusionary criteria with respect to permitted investments. The Board members noted that the Trust's total return performance for the year-to-date was comparable to the relevant Index, notwithstanding the exclusionary criteria which limits the Trust's universe of potential investments. The Board members also discussed the Trust's investment advisory fee and expense ratio and reviewed the range of investment advisory fees and expense ratios as compared to a comparable group of Trusts (the "Expense Group") and a broader group of Trusts (the "Expense Universe"). The Board members noted that the actual and contractual investment advisory fees and total expense ratio of the Trust were competitive with the Expense Group medians.

Representatives of the Adviser reviewed with the Board members the investment advisory fees paid by other accounts managed by the Adviser and the Sub-Advisor with similar investment objectives, policies and strategies as the Trust (the "Similar Accounts"). The Adviser's representatives explained the nature of the Similar Accounts and the differences in providing services to such Similar Accounts as compared to managing and providing services to the Trust. Representatives of the Adviser and the Sub-Advisor noted that they do not manage other trusts with similar investment objectives, policies and strategies as the Trust. The Board also considered advisory and administrative fee information from other similar funds provided by the Trust's Administrator. The Board analyzed the differences in fees paid to the Adviser and Sub-Advisor and discussed the relationship of the fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts and the other funds to evaluate the appropriateness and reasonableness of the Trust's investment advisory fee.

Analysis of Profitability and Economies of Scale.

The Adviser's representatives reviewed the dollar amount of expenses allocated and profit received by the Adviser and Sub-Advisor and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the Trust, and the extent to which economies of scale would be realized if the Trust grows and whether fee levels reflect these economies of scale for the benefit of Trust investors. The Board members also considered potential benefits to the Adviser and Sub-Advisor from acting as investment advisers to the Trust, including any soft dollar arrangements with respect to trading the Trust's investments.

It was noted that the Board members should consider the Adviser's profitability with respect to the Trust as part of their evaluation of whether the fee under the Management Agreement and Sub-Advisory Agreement bear a reasonable relationship to the range of services provided by the Adviser and Sub-Advisor, including the nature, extent and quality of such services. It was further noted that a discussion of economies of scale is predicated on increasing assets and that, if a Trust's assets had been decreasing, the possibility that the Adviser may have realized any economies of scale would be less.

At the conclusion of these discussions, the Board, including all of the members who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended), agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement and Sub-Advisory Agreement.

Based on the discussions and considerations as described above, the Board made the following conclusions and determinations:

•	The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Advisor are adequate and appropriate.

•	The Board noted the impact of the Trust's exclusionary investment criteria on the Trust's performance and its satisfaction with the Adviser's screening process for acceptable securities while emphasizing the need for continued diligence in that regard.

•	The Board concluded that the fees paid by the Trust to the Adviser and the Sub-Advisor were reasonable in light of the services provided, comparative performance, expense and investment advisory fee information (including the fee waiver and expense reimbursement arrangement), costs of the services provided and profits to be realized and benefits derived or to be derived by the Adviser and Sub-Advisor from its relationship with the Trust.

•	The Board determined that the economies of scale which may accrue to the Adviser and Sub-Advisor in connection with the management of the Trust had been adequately considered by them in connection with the investment advisory fee rate charged to the Trust, and that, to the extent in the future it were determined that material economies of scale had not been shared with the Trust, the Board would seek to have those economies of scale shared with the Trust.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Trust and its shareholders.

PRINCIPLED EQUITY MARKET FUND - OFFICERS & TRUSTEES

Name, Address and Age	Position(s) held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustee
HOWARD R. BUCKLEY 20 Appletree Drive, South Portland, ME 04106 Age 78	Non-Interested Trustee	15 Years Served; Term is for Life	President, Chief Executive Officer and Director, (Retired) Mercy Health System of Maine	1	None
JAMES B. CRAVER 40 Miller Hill Road, Dover, MA 02030	Chief Compliance Officer and General Counsel	3 Years Served	Attorney, James B. Craver & Associates	1	None
SISTER ANNE MARY DONOVAN 447 Chestnut Hill Avenue, Brookline, MA 02146 Age 72	Non-Interested Trustee	15 Years Served; Term is for Life	Treasurer, Emmanuel College, Boston; Treasurer, Boston Province of the Sisters of Notre Dame de Namur	1	None
THOMAS A. HAMILTON 3400 Hamilton Avenue, Sarasota, FL 34242 Age 79	Non-Interested Trustee	6 months Served; Term is for Life	Trustee, India Emerging Opportunities Fund Limited; Director, ASK Intermediaries Private Limited; Trustee, Enterprise Investment Managers Limited	1	None

SISTER MARY GEORGE O’TOOLE St. Joseph’s College of Maine 278 Whites Bridge Road Standish, Maine 04084 Age 79	Non-Interested Trustee	2 Years Served; Term is for Life	Archivist, St. Joseph’s College of Maine; former Vice President for Sponsorship and Mission Integration, St. Joseph’s College of Maine	1	None
DAVID W.C. PUTNAM 90 Lake Avenue, Newton Centre, MA 02459 Age 74	Interested Trustee, President & Secretary	17 Years Served; Term is for Life	President and Director, F.L. Putnam Securities Company, Inc., F.L. Putnam Investment Management Co.; former President and Director of F.L. Putnam Investment Management Company; Director, Atlas Water Co.; former Trustee, ING Mutual Funds (formerly Northstar and Advest Funds; former Director and Treasurer, Asian American Bank & Trust Co., Boston, MA	1	None

PATRICIA TOWER 26 Stonecleave Road North Andover, MA 01845 (52)	Non-Interested Trustee	2 Years Served; Term is for Life	Director of Finance, Sisters of Notre Dame de Namur; Associate Treasurer, Emmanuel College	1	None
GEORGE A. VIOLIN 16 Main Street Dover, MA 02030 (69)	Interested Trustee*	15 Years Served; Term is for Life	Physician; Principal, Ambulatory Surgical Centers of America, L.L.C.	1	None
CHRISTOPHER Y. WILLIAMS 5072 Annunciation Circle, Ave Maria, FL 34142	Asst. Secretary & Asst. Treasurer	17 Years Served	President, Cardinal Investment Services, inc.		None
JOEL M. ZIFF 344 Cambridge Road, Plymouth Meeting, PA 19462 Age 81	Chairman & Non Interested Trustee, Chairman of Audit Committee	15 Years Served; Term is for Life	Partner (retired) of Arthur Andersen & Co.	1	None

* Dr. Violin's son is currently employed by the Adviser

INVESTMENT ADVISER
F.L. Putnam Investment Management Company
20 William Street, Wellesley, Massachusetts 02481
(800) 344-3435

SUB-ADVISOR
PanAgora Asset Management, Inc.
470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02210

ADMINISTRATOR AND FUND ACCOUNTANT
Cardinal Investment Services, Incorporated
5072 Annunciation Circle, Suite 317
Ave Maria, Florida 34142
(239) 304-1679

CUSTODIAN
State Street Bank & Trust Company
200 Clarendon Street, Boston, Massachusetts 02116

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Livingston & Haynes, P.C.
40 Grove Street, Suite 380, Wellesley, Massachusetts 02482

LEGAL COUNSEL
James B. Craver & Associates
42 Miller Hill Road, Dover, Massachusetts 02030

Clark Hill
One Oxford Center, Pittsburgh, Pennsylvania 15219

TRANSFER AGENT
DST Systems, Inc.
210 West 10th Street, Kansas City, Missouri 64105

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.

ITEM 2.	CODE OF ETHICS

This information was filed with the Registrant’s annual report on Form N-CSR. No waivers or amendments to the code of ethics were made during the period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Joel M. Ziff, who is an "independent" trustee for the purposes of this Item.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

This information was filed with the Registrant’s annual report on Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

The Registrant's board of trustees has determined that the Registrant has a standing audit committee.  The names of the audit committee are Joel M. Ziff, Howard R. Buckley, Sr. Anne Mary Donovan, Thomas Hamilton, Sr. Mary George O’Toole, Patricia Tower and George A. Violin.

ITEM 6.	SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Principled Equity Market Fund Proxy Voting Policy and Procedures

This policy is designed to reflect the fiduciary duty to vote proxies in favor of shareholder interests. In determining our vote, we will not subordinate the economic interest of the Fund to any other entity or interested party. The following guidelines will be used for each of the following four categories of issues:

Routine Proposals

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

>>	Approval of auditors
>>	Election of directors
>>	Indemnification provisions for directors
>>	Liability limitations of directors
>>	Name changes

Non-Routine Proposals

Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder's investment. We will review each issue in this category on a case-by-case basis. As previously stated, voting decisions will be made based on the financial interest of the fund. Non-routine matters include:

>>	Mergers and acquisitions
>>	Restructuring
>>	Re-incorporation
>>	Changes in capitalization
>>	Increase in number of directors
>>	Increase in preferred stock
>>	Increase in common stock
>>	Stock option plans

Corporate Governance Proposals

We will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

>>	Poison pills
>>	Golden parachutes
>>	Greenmail
>>	Supermajority voting
>>	Dual class voting
>>	Classified boards

Shareholder Proposals

Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters. We will review each issue on a case-by-case basis in order to determine the position that best represents the financial interest of the Fund. Shareholder matters include:

>>	Annual election of directors
>>	Anti-poison pill
>>	Anti-greenmail
>>	Confidential voting
>>	Cumulative voting

The full Board has delegated to a sub committee consisting of two (2) board members and one (1) officer of the Trust the implementation of this policy with respect to specific votes by the Trust.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

a)(1)           William G. Zink, Director of Macro-Strategies at PanAgora Asset Management, Inc.  (“PanAgora”), has 39 years of investment management experience and has been with PanAgora since 1988.

(a)(2)          i.  William G. Zink
ii.	RIC: 2 accounts; $64,554,153
Pooled: 6 accounts: $1,500,251,695
Other: 23 accounts; $3,034,797,285
iii.	2 accounts with a performance fee; total AUM $832,776,284
iv.	n/a

(a)(3)         All of PanAgora’s investment professionals receive industry competitive salaries (based on an annual benchmarking study) and are rewarded with meaningful performance-based annual bonuses. All employees are evaluated by comparing their performance against tailored and specific objectives. These goals are developed and monitored through the cooperation of employees and their immediate supervisors. Portfolio managers have specific goals regarding the investment performance of the accounts they manage and not the revenue associated with these accounts.

(a)(4)         None
(a)(4)(b) N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

REGISTRANT PURCHASES OF EQUITY SECURITIES

PERIOD	TOTAL	AVERAGE	TOTAL	MAXIMUM NUMBER
	NUMBER OF	PRICE PAID	NUMBER OF	OF SHARES THAT
2014	SHARES	PER SHARE	SHARES	MAY YET BE
	PURCHASED		PURCHASED	PURCHASED UNDER
			AS PART OF	THE PLANS OR
			PUBLICALLY	PROGRAMS
ANNOUNCED
PLANS OR
PROGRAMS

JAN 1-31	12,107	20.40	12,107	76,098
FEB 1-28	6,868	20.48	6,868	69,230
MAR 1-31	--	--	--	69,230
APR 1-30	--	--	--	--
MAY 1-31	--	--	--	--
JUN 1-30	--	--	--	--
TOTAL	18,975	20.43	18,975	--

FOOTNOTES TO TABLE

(a)	The Plan was announced by the Board on December 31, 2013. A Plan was reapproved by the Board on August 19, 2013.
(b)	Share amount of the reapproved Plan is equal to 5% of shares outstanding as of June 30, 2013 or 331,288 shares
(c)	The Plan expired on March 10, 2014 when the Trust was delisted from The Chicago Stock Exchange.
(d)	Not applicable
(e)	Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS

None

ITEM 11.	CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.  The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS

(a)	Code of Ethics

(b)	Certifications